RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Parties	NOTE 11: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 7.1) of the Group. Transactions between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note. Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal, Mrs. Usha Mittal and their children are the beneficiaries and which owns 37.4% of ArcelorMittal’s ordinary shares.
Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:11.1 Sales and trade receivables

		Year Ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2018	2017	2016	2018	2017
Calvert	Joint Venture	2,207	2,030	1,400	33	13
Gonvarri Steel Industries[1]	Associate	2,022	1,666	1,210	78	92
Macsteel[4]	Other	470	521	399	2	38
ArcelorMittal CLN Distribuzione Italia S.r.l.	Joint Venture	511	472	414	38	18
Borçelik	Joint Venture	536	426	240	20	11
Bamesa	Associate	383	397	371	27	35
I/N Kote L.P.	Joint Venture	329	321	346	10	7
Aperam Société Anonyme ("Aperam")	Other	278	262	189	29	32
AM RZK	Joint Venture	136	235	163	5	15
C.L.N. Coils Lamiere Nastri S.p.A.	Associate	265	233	203	6	5
Tuper S.A.[2]	Joint Venture	155	154	13	45	45
WDI[3]	Associate	148	127	151	1	4
Tameh	Joint Venture	110	67	51	4	3
Al Jubail	Joint Venture	115	66	38	1	11
Other		594	526	446	67	77
Total		8,259	7,503	5,634	366	406

1.	Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.

2.	The joint venture Tuper S.A. was acquired on October 6, 2016.

3.	WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
4.
Macsteel was sold on October 31, 2018.11.2 Purchases and trade payables

		Year Ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2018	2017	2016	2018	2017
Tameh	Joint Venture	344	286	236	2	45
Baffinland[1]	Associate	28	142	75	16	22
Aperam	Other	85	94	65	6	11
Calvert	Joint Venture	107	65	15	23	11
CFL Cargo S.A.	Associate	59	60	58	9	13
Exeltium S.A.S.	Associate	54	53	71	—	—
Baycoat Limited Partnership	Joint Venture	43	42	41	5	5
EIMP[2]	Other	—	36	310	—	—
Gonvarri Steel Industries[3]	Associate	35	19	146	31	51
Other		361	236	373	109	102
Total		1,116	1,033	1,390	201	260

1.	Baffinland was classified as an associate as of October 31, 2017 (see note 2).

2.
In addition to trade payables and purchases with related parties as defined by IAS 24, the Company also discloses this information for EIMP due to the close relationship with this entity. The Company's 21% stake in the EIMP was disposed of on August 7, 2017.

3.
Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.11.3 Other transactions with related parties
At December 31, 2018, the shareholder loans granted by the Company to Al Jubail, with various maturity dates, had a carrying value of 131 (see note 2.4.3).
As of March 13, 2017, the Company granted a credit facility to AMTBA bearing compound interest (Libor 3 months + margin) maturing on February 28, 2018 for a maximum aggregated amount of 35. The facility was fully repaid during the year.
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2018, the loans amounted to 149 including accrued interest. The loans bear interest from 3% to 3.95% and have various maturity dates range from less than 1 to 25 years.
In May 2014, ArcelorMittal entered into a 5-year off take agreement with its associate Baffinland (the "AM Sourcing Contract"), whereby it will buy the lesser of 50% of the annual quantity of iron ore produced by Baffinland or 2 million tonnes of iron ore per year. The AM Sourcing Contract has been extended to December 31, 2021 and the maximum quantity shall increase to the lesser of 50% of the annual quantity of iron ore produced by Baffinland or 4 million tonnes per contract year, after completion of the Rail Expansion project. The purchase price includes a premium to reference prices based on high iron ore content. ArcelorMittal paid advances to Baffinland for an amount equivalent to the value of iron ore stockpiled by Baffinland outside the salable season until August 31, 2017. From September 1, 2017 to December 31, 2021, ArcelorMittal will not pay advances to Baffinland anymore as payments for the purchases will occur upon loading on vessel for shipment at port of Milne.
In May 2014, ArcelorMittal also entered into an additional contract with Baffinland whereby it agreed to act as a sales agent (“Marketing agreement”) for all of Baffinland’s iron ore (excluding the shipments subject to the offtake agreement mentioned above). The Company also entered into an agreement to advance 80% of the lesser of 50% of the annual quantity of iron ore produced by Baffinland or 1.5 million tonnes of iron ore per year. The contract expired on the extended maturity at April 30, 2016. On August 24, 2016, Baffinland entered into an agreement with a bank to finance an amount which does not exceed the lesser of 50% of iron ore stockpiled by Baffinland outside the salable season and 2.3 million tonnes in any contract year. This agreement expired on the extended maturity at October 20, 2017. On December 1, 2017, Baffinland entered into a new agreement with a bank to finance up to 4 million tonnes at 78% of the value of the iron ore produced and hauled to the por
t by Baffinland (the "EXW Purchase Contract"). The EXW Purchase Contract matured on October 20, 2018. Under this agreement, the bank purchased product from Baffinland up to 50% which was then sold to ArcelorMittal under a separate back-to-back contract (“AM Purchase Contract”). ArcelorMittal contracted with third-party steel mills for onward sale of the product purchased from the bank under the AM Purchase Contract. The remaining 50% of product purchased by the bank under the EXW Purchase Contract was sold to ArcelorMittal under the AM Sourcing Contract as a result of Baffinland assigning its rights under that contract to the bank on December 22, 2017. On December 4, 2018, Baffinland entered into a new agreement with a bank to finance up to 6 million tonnes at 78% of the value of the iron ore produced and hauled to the port by Baffinland up to a limit of 400.